United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  4/30/10

Item 1.                      Reports to Stockholders

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.93	$10.01	$10.02	$9.81	$10.12
Income From Investment Operations:
Net investment income	0.47	0.50	0.51	0.49	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	1.13	(1.08)	(0.01)	0.21	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	1.60	(0.58)	0.50	0.70	0.13
Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.51)	(0.49)	(0.44)
Net Asset Value, End of Period	$10.06	$8.93	$10.01	$10.02	$9.81
Total Return[1]	18.18%	(5.72)%	5.08%	7.33%	1.29%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.56%	0.55%
Net investment income	4.81%	5.45%	5.07%	4.97%	4.37%
Expense waiver/reimbursement[2]	0.25%	0.21%	0.20%	0.19%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$335,767	$186,136	$176,944	$192,561	$241,318
Portfolio turnover	70%	28%	34%	37%	73%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.93	$10.01	$10.02	$9.81	$10.12
Income From Investment Operations:
Net investment income	0.44	0.48	0.48	0.47	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	1.13	(1.08)	(0.01)	0.21	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	1.57	(0.60)	0.47	0.68	0.11
Less Distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.48)	(0.47)	(0.42)
Net Asset Value, End of Period	$10.06	$8.93	$10.01	$10.02	$9.81
Total Return[1]	17.89%	(5.95)%	4.83%	7.07%	1.07%[2]
Ratios to Average Net Assets:
Net expenses	0.81%	0.80%	0.80%	0.80%	0.78%
Net investment income	4.55%	5.20%	4.83%	4.72%	4.12%
Expense waiver/reimbursement[3]	0.45%	0.41%	0.41%	0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,592	$128,292	$28,097	$34,222	$38,909
Portfolio turnover	70%	28%	34%	37%	73%
1	Based on net asset value.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,049.90	$2.85
Institutional Service Shares	$1,000	$1,048.60	$4.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Institutional Service Shares	$1,000	$1,020.78	$4.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Institutional Service Shares	0.81%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2010, was 18.18% for Institutional Shares and 17.89% for Institutional Service Shares. The total return of the Barclays Capital U.S. Intermediate Credit Index,1 a broad-based securities market index (BCICI), was 16.99% during the 12-month reporting period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCICI.

During the period, the most significant factors affecting the Fund's performance relative to the BCICI were: (1) sector/industry selection; (2) selection of individual securities; and (3) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities).

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The 18.18% total return of the Institutional Shares for the reporting period consisted of 5.53% of dividends, and 12.65% appreciation in the net asset value of the shares.

1	Barclays Capital U.S. Intermediate Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.
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MARKET OVERVIEW

The 12-month reporting period began in what appeared to be a very weak economic and corporate earnings period. In retrospect, both the U.S. economy and the corporate earnings environment improved markedly over the summer months of 2009 and continued through the end of the reporting period. The U.S. gross domestic product moved into a positive growth mode for the third quarter of 2009; additionally, corporate earnings generally exceeded analyst expectations for the entire period. With a much improved economic landscape, the Federal Reserve ended or allowed expiration of nearly all of its emergency liquidity and financial insurance programs. In this environment, interest rates moved higher for all maturity points from 2 years to 30 years. A major shift in investor demand also occurred, moving investment dollars toward the higher yielding bond sectors including the investment grade corporate sector. This demand shift, in conjunction with improved economics and earnings, created significant out-performance for corporate bonds relative to U.S. Treasury securities. In comparison to the 16.99% return for the BCICI, the respective intermediate Treasury index return was 1.92%.

Sector/Industry Selection

The decision to overweight or underweight various corporate industries significantly benefitted Fund performance relative to the BCICI. Specifically, the Fund was overweight in the Financial area including large banks and broker/dealers, as well as non-bank financials such as insurance companies, real estate investment trusts and asset management firms. The Financial area was the strongest performing portion of the benchmark components. Additionally, the Fund had less exposure to the non-corporate positions in the BCICI, including sovereign, supranational and foreign agency issues, all of which collectively generated a return less than half of the total BCICI.

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SECURITY SELECTION

While individual securities both added to and detracted from performance, the overall selection of securities underperformed that of the total BCICI. Individual issuer names detracting from relative performance generally included the higher quality debt issuers, as lower quality holdings provided the best return opportunities in the BCICI. Some of the higher quality names, which relatively hurt performance were IBM, General Electric, Union Central Life and Berkshire Hathaway. On the other hand, a few higher yielding/lower quality issuers which provided positive relative performance were Barclays Capital, Bank of America and Textron.

Yield Curve strategy

Relative to sector/industry selection and security selection, the yield curve strategy modestly detracted from relative fund performance. While fund management correctly anticipated that interest rates might rise over the reporting period, the expectation was that short to intermediate maturity rates would rise more than longer maturity rates. As such, the fund was over-exposed to the longer maturities which rose more in yield than the shorter maturities, thus negatively affecting Fund performance.2

2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
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GROWTH OF A $10,000 INVESTMENT  -  INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the “Fund”) from April 30, 2000 to April 30, 2010, compared to the Barclays Capital U.S. Intermediate Credit Index (BCICI)2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA).3

Average Annual Total Returns for the Period Ended 4/30/2010
1 Year	18.18%
5 Years	4.94%
10 Years	6.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
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GROWTH OF A $10,000 INVESTMENT  -  INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the “Fund”) from April 30, 2000 to April 30, 2010, compared to the Barclays Capital U.S. Intermediate Credit Index (BCICI)2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA).3

Average Annual Total Returns for the Period Ended 4/30/2010
1 Year	17.89%
5 Years	4.69%
10 Years	5.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCICI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.1%
Foreign Government Debt Securities	0.9%
Asset-Backed Security[2]	0.0%
Derivative Contracts[3]	(0.3)%
Cash Equivalents[4]	0.6%
Other Assets and Liabilities — Net[5]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$43,504	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $43,483)	33,933
		Corporate Bonds – 97.1%
		Basic Industry — Chemicals – 1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,213,011
2,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	3,586,100
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	470,964
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,252,254
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	485,495
1,160,000		Sherwin-Williams Co., 3.125%, 12/15/2014	1,176,457
		TOTAL	8,184,281
		Basic Industry — Metals & Mining – 3.7%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	506,879
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,062,160
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,327,321
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	509,834
400,000		ArcelorMittal, 6.125%, 6/1/2018	430,109
1,865,000		Barrick Gold Corp., 6.95%, 4/1/2019	2,186,404
1,000,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	1,034,880
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,105,100
1,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,616,908
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	800,777
1,900,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	2,456,652
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,211,929
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	638,307
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,488,792
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	541,595
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	680,968
		TOTAL	18,598,615
		Basic Industry — Paper – 0.9%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	556,327
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,856,883
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Principal Amount or Shares			Value
$850,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	858,909
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,093,643
		TOTAL	4,365,762
		Capital Goods — Aerospace & Defense – 0.9%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	560,318
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	769,327
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	691,875
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	312,000
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,168,497
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	105,732
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	630,775
380,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	385,549
		TOTAL	4,624,073
		Capital Goods — Building Materials – 0.7%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,051,549
640,000		RPM International, Inc., 6.50%, 2/15/2018	676,605
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	537,634
1,180,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,218,084
		TOTAL	3,483,872
		Capital Goods — Construction Machinery – 0.5%
2,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	2,331,474
		Capital Goods — Diversified Manufacturing – 2.6%
590,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	608,854
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	903,000
560,000		Dover Corp., Note, 5.45%, 3/15/2018	609,351
510,000		Harsco Corp., 5.75%, 5/15/2018	548,431
650,000		Hubbell, Inc., 5.95%, 6/1/2018	685,517
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	601,084
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	649,298
1,060,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 4.625%, 9/11/2015	1,104,550
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	787,139
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,148,058
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	786,125
600,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	626,585
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Principal Amount or Shares			Value
$1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,154,424
2,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	2,096,024
		TOTAL	13,308,440
		Capital Goods — Environmental – 0.7%
2,410,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, (Series 144A), 5.50%, 9/15/2019	2,542,878
375,000		Waste Management, Inc., 7.375%, 3/11/2019	446,565
500,000		Waste Management, Inc., 7.375%, 8/1/2010	508,324
		TOTAL	3,497,767
		Communications — Media & Cable – 2.1%
2,770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	3,108,128
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	587,002
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,458,052
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	530,105
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,906,031
		TOTAL	10,589,318
		Communications — Media Noncable – 0.4%
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,242,425
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	670,073
		TOTAL	1,912,498
		Communications — Telecom Wireless – 1.9%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,723,015
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	882,076
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2037	4,745,567
1,180,000	[1,2]	SBA Tower Trust, (Series 144A), 5.101%, 4/15/2017	1,213,775
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	256,443
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	941,367
		TOTAL	9,762,243
		Communications — Telecom Wirelines – 4.9%
260,000		AT&T, Inc., 6.70%, 11/15/2013	299,996
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,455,060
1,800,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	1,807,963
3,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	3,189,831
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	968,210
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,627,523
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	981,890
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Principal Amount or Shares			Value
$900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,037,035
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,811,237
4,000,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	4,096,257
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	300,757
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,604
4,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	4,435,973
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,631,307
		TOTAL	24,735,643
		Consumer Cyclical — Automotive – 2.2%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	974,358
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,791,088
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,272,764
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,609,987
830,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	848,556
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,480,654
		TOTAL	10,977,407
		Consumer Cyclical — Entertainment – 2.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,632,088
940,000		International Speedway Corp., 5.40%, 4/15/2014	1,017,846
3,150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	3,195,891
5,730,000		Time Warner, Inc., 5.50%, 11/15/2011	6,084,408
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	507,400
1,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	1,101,333
		TOTAL	13,538,966
		Consumer Cyclical — Lodging – 0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	448,722
		Consumer Cyclical — Retailers – 1.3%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	626,989
1,000,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	1,142,506
362,045	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	347,604
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	991,664
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	266,250
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	263,125
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	675,000
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	2,280,572
		TOTAL	6,593,710
Annual Shareholder Report
14

Principal Amount or Shares			Value
		Consumer Cyclical — Services – 0.4%
$2,025,000		Boston University, 7.625%, 7/15/2097	2,223,033
		Consumer Non-Cyclical — Food/Beverage – 4.2%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	2,075,378
2,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	2,498,670
3,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	3,513,015
1,000,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,010,572
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,485
4,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	4,237,892
2,510,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,568,207
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,438,260
750,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	809,890
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	259,498
1,700,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	1,747,794
600,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	601,466
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	536,963
		TOTAL	21,303,090
		Consumer Non-Cyclical — Health Care – 2.7%
1,250,000		Boston Scientific Corp., 7.375%, 1/15/2040	1,275,586
3,200,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	3,323,408
760,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	850,519
1,360,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	1,457,453
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	190,404
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,724,876
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	543,580
2,000,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	2,245,406
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	888,609
1,180,000	[1,2]	Thermo Fisher Scientific, Inc., Sr. Note, (Series 144A), 2.15%, 12/28/2012	1,175,917
		TOTAL	13,675,758
		Consumer Non-Cyclical — Pharmaceuticals – 0.4%
1,700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	1,932,965
		Consumer Non-Cyclical — Products – 1.0%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	518,917
830,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	856,939
Annual Shareholder Report
15

Principal Amount or Shares			Value
$670,000		Philips Electronics NV, 4.625%, 3/11/2013	717,434
800,000		Whirlpool Corp., 5.50%, 3/1/2013	849,226
2,010,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,206,799
		TOTAL	5,149,315
		Consumer Non-Cyclical — Supermarkets – 0.3%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	345,617
1,000,000		Kroger Co., Note, 6.80%, 12/15/2018	1,141,950
		TOTAL	1,487,567
		Consumer Non-Cyclical — Tobacco – 0.2%
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	800,625
		Energy — Independent – 2.6%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,616,536
1,000,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	1,064,597
500,000		Devon Energy Corp., 6.30%, 1/15/2019	573,005
350,000		Devon Financing Corp., 6.875%, 9/30/2011	377,332
650,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	715,992
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	180,519
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,404,081
5,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	5,178,313
660,000	[1,2]	Petroleos Mexicanos, Note, (Series 144A), 6.00%, 3/5/2020	683,477
428,727	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	448,020
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	289,568
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	410,191
		TOTAL	12,941,631
		Energy — Integrated – 0.4%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	10,709
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,460,399
436,754	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	450,261
		TOTAL	1,921,369
		Energy — Oil Field Services – 0.4%
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	759,879
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	750,925
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	685,279
		TOTAL	2,196,083
Annual Shareholder Report
16

Principal Amount or Shares			Value
		Energy — Refining – 0.7%
$1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,318,411
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,718,701
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	519,862
		TOTAL	3,556,974
		Financial Institution — Banking – 20.0%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,223,501
10,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	10,601,702
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,950,183
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,827,830
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,050,303
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,555,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,293,243
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	308,782
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,062,000
680,000		Capital One Capital V, 10.25%, 8/15/2039	820,250
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,913,259
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,681,655
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,016,310
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,851,202
3,030,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	3,407,011
1,700,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	1,844,986
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,698,476
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,856,000
1,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	1,062,950
6,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	6,431,530
4,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	4,734,176
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	3,262,930
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,215,426
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,145,574
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,280,123
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,624,976
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,656,610
7,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	7,716,799
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,086,753
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,059,754
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,692,938
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,481,316
Annual Shareholder Report
17

Principal Amount or Shares			Value
$1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,441,327
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	654,989
4,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,129,731
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	410,721
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,038,921
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	980,057
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	167,478
3,764,376	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,121,753
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,477,616
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,577,575
870,000		Wachovia Corp., 5.75%, 2/1/2018	944,828
975,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	990,819
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,253,510
333,639	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	331,359
		TOTAL	100,934,732
		Financial Institution — Brokerage – 4.5%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,359,601
830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, (Series 144A), 4.40%, 3/15/2018	832,153
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,531,715
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,076,960
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	612,647
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,135,793
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	1,011,332
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	881,193
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	2,006,855
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	331,601
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	902,850
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,443,497
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	157,500
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	211,500
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,394,410
390,000		Nuveen Investments, 5.00%, 9/15/2010	391,950
390,000		Nuveen Investments, 5.50%, 9/15/2015	315,900
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,107,037
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,874,087
		TOTAL	22,578,581
Annual Shareholder Report
18

Principal Amount or Shares			Value
		Financial Institution — Finance Noncaptive – 7.2%
$800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	981,028
4,000,000		American Express Credit Corp., 5.875%, 5/2/2013	4,381,017
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	982,062
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,005,250
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,093,031
6,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	6,440,328
3,870,000		General Electric Capital Corp., 5.625%, 5/1/2018	4,102,150
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,781,418
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	3,052,762
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,921,500
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,163,895
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	382,500
2,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,535,162
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	508,125
600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	686,286
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,370,026
		TOTAL	36,386,540
		Financial Institution — Insurance — Health – 1.5%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	315,260
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,662,268
555,000		CIGNA Corp., 6.35%, 3/15/2018	607,916
750,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	814,167
3,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	3,254,819
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,154,400
		TOTAL	7,808,830
		Financial Institution — Insurance — Life – 4.7%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,525,279
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,081,112
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	957,593
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,401,708
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,861,121
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	362,200
1,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	1,142,006
2,100,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, (Series 144A), 6.063%, 3/30/2040	2,195,296
Annual Shareholder Report
19

Principal Amount or Shares			Value
$735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	792,008
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,215,162
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	445,497
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	444,953
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,015,531
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,137,080
2,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	2,900,784
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,098,439
		TOTAL	23,575,769
		Financial Institution — Insurance — P&C – 2.1%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	693,578
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,023,782
690,000		CNA Financial Corp., 6.50%, 8/15/2016	714,267
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	491,606
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	631,109
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	208,981
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	646,205
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,458,097
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	807,080
650,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	776,651
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	784,198
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	345,779
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	221,336
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,980,000
		TOTAL	10,782,669
		Financial Institution — REITs – 3.4%
300,000		AMB Property LP, 6.30%, 6/1/2013	325,773
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	685,415
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,113,138
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	422,428
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,048,217
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,623,253
425,000		Liberty Property LP, 6.625%, 10/1/2017	445,317
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,179,106
860,000		Prologis, Note, 5.25%, 11/15/2010	864,905
Annual Shareholder Report
20

Principal Amount or Shares			Value
$660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	681,774
1,120,000		Prologis, Sr. Note, 6.875%, 3/15/2020	1,110,901
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,448,147
1,400,000		Simon Property Group LP, 6.125%, 5/30/2018	1,511,612
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,212,776
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,309,390
		TOTAL	16,982,152
		Municipal Services – 0.3%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	478,184
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	823,394
		TOTAL	1,301,578
		Sovereign – 0.7%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,189,497
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,393,600
		TOTAL	3,583,097
		Technology – 2.9%
2,050,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	2,075,555
350,000		BMC Software, Inc., 7.25%, 6/1/2018	407,882
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	572,613
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,861,131
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,750,255
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	741,570
4,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	4,684,518
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	553,598
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	641,182
970,000		Oracle Corp., 6.50%, 4/15/2038	1,112,863
		TOTAL	14,401,167
		Transportation — Airlines – 0.2%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	533,080
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	437,285
		TOTAL	970,365
		Transportation — Railroads – 0.2%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	268,713
613,514		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	734,007
30,000		Union Pacific Corp., 4.875%, 1/15/2015	32,043
		TOTAL	1,034,763
Annual Shareholder Report
21

Principal Amount or Shares			Value
		Transportation — Services – 0.2%
$835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	937,363
315,000		Ryder System, Inc., 5.95%, 5/2/2011	328,676
		TOTAL	1,266,039
		Utility — Electric – 5.9%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	443,933
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,623,383
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	466,967
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	971,530
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,879,396
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	180,745
1,000,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,009,344
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	854,321
3,710,000	[1,2]	Electricite De France SA, Note, (Series 144A), 5.60%, 1/27/2040	3,713,430
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,059,375
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,683,102
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	477,222
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	290,082
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,080,582
991,667	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,096,364
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	751,327
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	736,088
2,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,679,556
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,507,705
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	561,191
900,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	903,932
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	695,048
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	380,966
740,000		Union Electric Co., 6.00%, 4/1/2018	799,111
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	141,798
		TOTAL	29,986,498
Annual Shareholder Report
22

Principal Amount or Shares			Value
		Utility — Natural Gas Distributor – 0.6%
$510,000		Atmos Energy Corp., 5.125%, 1/15/2013	546,821
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	314,600
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,276,345
		TOTAL	3,137,766
		Utility — Natural Gas Pipelines – 2.2%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	796,375
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,053,477
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	968,101
1,170,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,236,047
2,050,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,513,948
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,369,661
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	844,610
2,060,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	2,122,871
		TOTAL	10,905,090
		TOTAL CORPORATE BONDS (IDENTIFIED COST $464,306,080)	489,776,837
		Governments/Agencies – 0.9%
		Sovereign – 0.9%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,046,004
3,000,000		United Mexican States, Note, 5.625%, 1/15/2017	3,258,612
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,873,978)	4,304,616
		MUTUAL FUND – 0.6%
3,246,005	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	3,246,005
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $471,469,546)[8]	497,361,391
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[9]	6,997,200
		TOTAL NET ASSETS — 100%	$504,358,591
Annual Shareholder Report
23

At April 30, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]United States Treasury Notes 5-Year Short Futures	740	$85,735,938	June 2010	$(552,068)
[4]United States Treasury Notes 10-Year Short Futures	500	$58,953,125	June 2010	$(710,455)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,262,523)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $87,408,326, which represented 17.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $84,677,799, which represented 16.8% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $471,489,434.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report
24

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$33,933	$ —	$33,933
Corporate Bonds	—	489,776,837	—	489,776,837
Governments/Agencies	—	4,304,616	—	4,304,616
Mutual Fund	3,246,005	—	—	3,246,005
TOTAL SECURITIES	$3,246,005	$494,115,386	$ —	$497,361,391
OTHER FINANCIAL INSTRUMENTS*	$(1,262,523)	$ —	$ —	$(1,262,523)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
25

Statement of Assets and Liabilities

April 30, 2010

Assets:
Total investments in securities, at value including $3,246,005 of investments in an affiliated issuer (Note 5) (identified cost $471,469,546)		$497,361,391
Restricted cash (Note 2)		1,142,000
Income receivable		7,877,297
Receivable for shares sold		794,366
TOTAL ASSETS		507,175,054
Liabilities:
Payable for shares redeemed	$1,747,310
Payable for daily variation margin	477,188
Income distribution payable	407,182
Payable for shareholder services fee (Note 5)	51,136
Accrued expenses	133,647
TOTAL LIABILITIES		2,816,463
Net assets for 50,149,697 shares outstanding		$504,358,591
Net Assets Consist of:
Paid-in capital		$481,243,913
Net unrealized appreciation of investments and futures contracts		24,629,322
Accumulated net realized loss on investments and futures contracts		(1,517,711)
Undistributed net investment income		3,067
TOTAL NET ASSETS		$504,358,591
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$335,766,687 ÷ 33,386,101 shares outstanding, no par value, unlimited shares authorized		$10.06
Institutional Service Shares:
$168,591,904 ÷ 16,763,596 shares outstanding, no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
26

Statement of Operations

Year Ended April 30, 2010

Investment Income:
Interest		$23,762,487
Dividends received from an affiliated issuer (Note 5)		91,947
TOTAL INCOME		23,854,434
Expenses:
Investment adviser fee (Note 5)	$2,221,404
Administrative personnel and services fee (Note 5)	345,264
Custodian fees	22,277
Transfer and dividend disbursing agent fees and expenses	482,214
Directors'/Trustees' fees	2,353
Auditing fees	23,531
Legal fees	10,003
Portfolio accounting fees	142,240
Distribution services fee — Institutional Service Shares (Note 5)	440,546
Shareholder services fee — Institutional Shares (Note 5)	120,557
Shareholder services fee — Institutional Service Shares (Note 5)	438,376
Account administration fee — Institutional Shares	3,803
Account administration fee — Institutional Service Shares	2,046
Share registration costs	76,775
Printing and postage	70,081
Insurance premiums	5,116
Miscellaneous	3,381
TOTAL EXPENSES	4,409,967
Annual Shareholder Report
27

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(887,730)
Waiver of administrative personnel and services fee	(7,167)
Waiver of distribution services fee — Institutional Service Shares	(440,546)
Reimbursement of shareholder services fee — Institutional Shares	(120,557)
Reimbursement of shareholder services fee — Institutional Service Shares	(2,134)
Reimbursement of account administration fee — Institutional Shares	(3,803)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,461,937)
Net expenses			$2,948,030
Net investment income			20,906,404
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,998,567
Net realized gain on futures contracts			1,223,631
Net change in unrealized depreciation of investments			43,958,204
Net change in unrealized depreciation of futures contracts			(1,262,523)
Net realized and unrealized gain on investments and futures contracts			46,917,879
Change in net assets resulting from operations			$67,824,283

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
28

Statement of Changes in Net Assets

Year Ended April 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,906,404	$11,296,916
Net realized gain (loss) on investments and futures contracts	4,222,198	(2,297,556)
Net change in unrealized appreciation/depreciation of investments and futures contracts	42,695,681	(17,079,373)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,824,283	(8,080,013)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,906,657)	(9,310,689)
Institutional Service Shares	(8,030,913)	(2,020,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,937,570)	(11,330,987)
Share Transactions:
Proceeds from sale of shares	344,736,442	211,384,595
Net asset value of shares issued to shareholders in payment of distributions declared	16,663,288	7,757,286
Cost of shares redeemed	(218,356,056)	(90,344,102)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	143,043,674	128,797,779
Change in net assets	189,930,387	109,386,779
Net Assets:
Beginning of period	314,428,204	205,041,425
End of period (including undistributed net investment income of $3,067 and $7,505, respectively)	$504,358,591	$314,428,204

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
29

Notes to Financial Statements

April 30, 2010

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
30

and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Annual Shareholder Report
31

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cash flow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the Annual Shareholder Report
32

variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$1,262,523*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,223,631
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,262,523)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report
33

under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,632,088
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,098,439

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,901,282	$212,919,459	10,820,448	$98,026,083
Shares issued to shareholders in payment of distributions declared	926,567	9,064,806	652,467	5,954,763
Shares redeemed	(10,288,440)	(100,484,802)	(8,303,391)	(75,739,110)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,539,409	$121,499,463	3,169,524	$28,241,736
Year Ended April 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,618,450	$131,816,983	12,977,713	$113,358,512
Shares issued to shareholders in payment of distributions declared	778,450	7,598,482	199,667	1,802,523
Shares redeemed	(12,001,538)	(117,871,254)	(1,616,108)	(14,604,992)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,395,362	$21,544,211	11,561,272	$100,556,043
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,934,771	$143,043,674	14,730,796	$128,797,779
Annual Shareholder Report
34

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the reinstatement of interest on defaulted securities.

For the year ended April 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$26,728	$(26,728)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$20,937,570	$11,330,987

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,067
Net unrealized appreciation	$25,871,957
Capital loss carryforwards	$(2,760,346)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the reinstatement of interest on defaulted securities.

At April 30, 2010, the cost of investments for federal tax purposes was $471,489,434. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $25,871,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,186,662 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,314,705.

At April 30, 2010, the Fund had a capital loss carryforward of $2,760,346 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$405,972
2015	$1,597,114
2017	$757,260

The Fund used capital loss carryforwards of $1,669,384 to offset taxable capital gains realized during the year ended April 30, 2010.

Annual Shareholder Report
35

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the Adviser voluntarily waived $863,490 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,167 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2010, FSSC voluntarily reimbursed $122,691 of shareholder services fees. For the year ended April 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, FSSC voluntarily reimbursed $3,803 of account administration fees.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2010, the Adviser reimbursed $24,240. Transactions with the affiliated company during the year ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	24,612,295	322,426,368	343,792,658	3,246,005	$3,246,005	$91,947

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2010, were as follows:

Purchases	$303,534,434
Sales	$128,330,206

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian or others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustees and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised seven portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustees oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Intermediate Corporate Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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50

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.20	0.28	0.33	0.32	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.17)	(0.12)	0.09	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.65	0.11	0.21	0.41	0.18
Less Distributions:
Distributions from net investment income	(0.20)	(0.29)	(0.33)	(0.32)	(0.25)
Net Asset Value, End of Period	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	8.04%	1.40%	2.53%	5.06%	2.17%
Ratios to Average Net Assets:
Net expenses	1.09%	1.09%	1.09%	1.09%	1.08%
Net investment income	2.36%	3.50%	3.94%	3.82%	2.99%
Expense waiver/reimbursement[2]	0.26%	0.34%	0.35%	0.33%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,070	$45,999	$45,005	$52,511	$68,898
Portfolio turnover	38%	53%	45%	28%	43%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,020.20	$5.46
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.39	$5.46
1	Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period was 8.04% for Class A Shares. The total return of the Fund's blended benchmark, the 0-3 Year Composite Index (0-3C),1 was 9.58%. Performance of the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index, a broad based market securities index, was 12.81% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the 0-3C. The 8.04% total return of the Class A Shares consisted of 2.49% of dividends, and 5.55% appreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the Fund's performance relative to the 0-3C were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) the selection of individual securities within the portfolio.

1	The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
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MARKET OVERVIEW

The Fund's fiscal year reflected the general healing which occurred in the U.S. credit markets. The trend of spread tightening, which had begun in the second half of the prior period, continued virtually unabated throughout the fiscal year just completed. The combination of government support programs like TALF (term asset-backed securities loan facility) and the Treasury and mortgage buyback programs helped stabilize financial markets, while corporate entities restored their balance sheets through retrenchment and debt reduction. All of this had a salutary effect on spread levels, particularly in the corporate credit market, but also for various types of securitized debt. The non-agency mortgage market recovered to a limited extent in terms of price, though it is fair to say this market remained “wounded,” with virtually zero new issuance. All of the aforementioned improvements in market tone allowed for positive price action on securities held in the portfolio, which contributed to solid absolute and relative performance.

SECTOR

The Fund made no wholesale changes in sector allocation over the reporting period. The corporate debt allocation was raised from a slight underweight to an overweight position early in the period, while the overweight position in structured credit was maintained for the entire period. Positions in Treasury securities were underweighted over the entire period, though the allocation was raised to a less underweight position late in the period. The underweight to mortgage securities was also maintained for the duration of the period, with only a few well-structured new issue securities added to the non-agency mortgage position along with the replacement of amortizing, agency mortgage-backed securities (MBS).2 The underweights in Treasury and agency MBS helped performance, as these two sectors of the 0-3C underperformed the credit sensitive sectors and corporate and asset-backed securities. On the other hand, the Fund's positions in Treasury and agency MBS performed less well than those segments of the composite, leading to overall underperformance vis-à-vis the 0-3C.

SECURITY SELECTION

Price recoveries in credit segments of the market helped the Fund's absolute return, and there were a number of specific securities which contributed to the Fund's outcome over the period under review. Two subordinate credit card asset-backed securities, two bank floating rate notes and two non-agency mortgage bonds each added more than 10 basis points of security specific alpha relative to the 0-3C.

2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Term Income Fund (Class A Shares) (the “Fund”) from August 26, 2004 (start of performance) to April 30, 2010, compared to the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index (BAML1-3STC),2 the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4

Average Annual Total Returns[5] for the Period Ended 4/30/2010
1 Year	6.99%
5 Years	3.62%
Start of Performance (8/26/2004)	3.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
5	Total returns quoted reflect all applicable sales charges.
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	35.1%
Corporate Debt Securities	29.8%
U.S. Treasury and Agency Securities[3]	12.0%
Mortgage-Backed Securities[4]	11.5%
Foreign Debt Securities	1.6%
Trade Finance Agreements	0.5%
Securities Lending Collateral[5]	4.7%
Derivative Contracts[6,7]	0.0%
Cash Equivalents[8]	10.0%
Other Assets and Liabilities — Net[9]	(5.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7	Represents less than 0.1%.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.9%
		Federal Home Loan Mortgage Corporation – 0.2%
$30,742	[1]	FHLMC ARM 390260, 3.423%, 10/01/2030	31,681
120,567	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	126,087
11,784	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,324
45,560	[1]	FHLMC ARM 606116, 2.666%, 30 Year, 9/1/2019	46,716
1,219,279	[1]	FHLMC ARM 780443, 2.428%, 3/01/2033	1,265,875
51,789	[1]	FHLMC ARM 785167, 2.849%, 12/01/2018	53,055
		TOTAL	1,535,738
		Federal National Mortgage Association – 0.7%
56,366	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	58,947
997,239	[1]	FNMA ARM 544843, 3.419%, 10/01/2027	1,042,894
676,676	[1]	FNMA ARM 544852, 3.611%, 4/01/2028	707,655
762,248	[1]	FNMA ARM 544884, 3.590%, 5/01/2034	797,144
1,312,271	[1]	FNMA ARM 556379, 1.841%, 5/01/2040	1,313,978
305,314	[1]	FNMA ARM 556388, 1.841%, 5/01/2040	305,712
2,132,242	[1]	FNMA ARM 618128, 3.036%, 8/01/2033	2,199,470
		TOTAL	6,425,800
		Government National Mortgage Association – 0.0%
23,814	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	24,600
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,833,947)	7,986,138
		Asset-Backed SecuritIES – 34.6%
		Auto Receivables – 17.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.004%, 1/15/2015	5,009,804
2,615,864	[1]	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.329%, 5/6/2012	2,617,216
2,442,672		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,481,546
9,123,054	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.289%, 10/6/2013	9,009,497
2,025,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,081,879
3,549,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.329%, 4/7/2014	3,485,725
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,810,963
Annual Shareholder Report
9

Principal Amount or Shares			Value
$4,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	3,997,092
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,120,561
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.404%, 9/15/2014	2,016,271
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,065,483
7,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	7,003,975
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,031,392
3,500,000	[2,3]	Bank of America Auto Trust 2010-1A, Class A2, 0.75%, 6/15/2012	3,500,131
2,241,592	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.264%, 12/15/2012	2,239,464
823,726		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	828,460
5,250,000	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.284%, 4/15/2014	5,188,511
1,676,704	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.764%, 4/16/2012	1,679,471
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,819,232
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,502,187
5,000,000	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	5,002,840
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2006-4, Class B, 0.804%, 6/15/2013	4,875,219
2,211,903	[2,3]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	2,245,646
2,340,741		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,409,952
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,061,877
241,156	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.604%, 6/15/2012	241,227
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,805,267
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,026,224
120,187		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	120,775
1,893,598	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.754%, 4/16/2012	1,910,649
7,000,000	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	7,174,509
2,735,187		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,830,316
478,562		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	494,490
563,879		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	572,837
95,412		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	95,571
544,672		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	551,784
2,500,000	[2,3]	MMCA Automoble Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,498,250
2,000,000	[2,3]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	2,011,880
Annual Shareholder Report
10

Principal Amount or Shares			Value
$1,150,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,156,022
7,000,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	6,980,925
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.506%, 6/17/2013	3,447,500
1,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.506%, 6/17/2013	1,708,438
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.763%, 1/26/2015	3,794,188
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,548,062
322,331		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	323,949
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.404%, 1/15/2015	2,262,840
4,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	4,058,687
1,828,681		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,865,073
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,017,602
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,136,842
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,015,386
743,524		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	754,284
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,535,231
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,036,992
541,309		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	545,943
1,522,814	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.554%, 10/15/2012	1,531,831
		TOTAL	154,137,968
		Credit Card – 10.4%
1,250,000	[1]	American Express Credit Account Master Trust 2005-5A, Class A, 0.294%, 2/15/2013	1,250,501
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.404%, 8/15/2013	3,737,995
4,250,000	[1]	American Express Credit Account Master Trust 2007-6, Class B, 0.354%, 1/15/2013	4,249,721
2,000,000	[1,2,3]	American Express Credit Account Master Trust 2007-6, Class C, 0.534%, 1/15/2013	1,999,028
5,000,000	[1]	American Express Issuance Trust 2005-1, Class C, 0.584%, 8/15/2011	4,986,571
Annual Shareholder Report
11

Principal Amount or Shares			Value
$1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.454%, 9/15/2011	1,000,867
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,173,691
4,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.544%, 6/15/2014	3,913,294
3,200,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	3,253,263
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,003,324
2,460,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	2,480,800
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.354%, 10/15/2012	3,494,972
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,040,026
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.569%, 10/7/2013	4,959,217
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.904%, 7/15/2013	5,451,994
4,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	4,179,391
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.869%, 11/7/2014	2,574,945
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,477,144
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,491,515
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.644%, 12/16/2013	3,475,059
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.034%, 7/15/2013	2,979,770
5,000,000	[1]	MBNA Credit Card Master Note Trust 2005-C1, Class C, 0.664%, 10/15/2012	5,000,853
3,250,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	3,258,333
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,215,333
3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.304%, 8/15/2012	2,997,805
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.444%, 8/15/2012	997,832
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.294%, 3/15/2013	997,286
Annual Shareholder Report
12

Principal Amount or Shares			Value
$1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.054%, 5/15/2013	1,515,438
		TOTAL	91,155,968
		Equipment Lease – 2.5%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.154%, 12/15/2014	1,022,000
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,016,279
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,042,292
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,068,984
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,513,394
7,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	7,004,375
		TOTAL	21,667,324
		Home Equity Loan – 2.6%
43,503	[2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	33,933
1,421,772	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.622%, 7/25/2035	1,362,062
596,849	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.352%, 9/25/2036	564,251
2,849,226	[1]	Carrington Mortgage Loan Trust, Class A2, 0.363%, 5/25/2036	2,808,163
1,065,818	[1]	Citigroup Mortgage Loan Trust Inc. 2006-FX1, Class A1, 0.363%, 10/25/2036	1,060,334
18,865	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.734%, 1/15/2028	12,687
896,412	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.506%, 9/20/2023	474,951
110,880	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.523%, 11/25/2036	86,938
1,296,871	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.633%, 3/25/2034	1,262,682
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,367,289
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.943%, 11/25/2034	622,739
328,248	[2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	33,583
249,853		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	240,147
1,407,217	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,200,985
328,990	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.435%, 7/25/2035	324,777
194,714	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.593%, 3/25/2034	138,803
Annual Shareholder Report
13

Principal Amount or Shares			Value
$1,140,985	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.373%, 7/25/2036	1,138,517
4,483,497	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.383%, 1/25/2037	4,408,161
640,537	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	614,049
1,875,992	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.433%, 2/25/2036	1,767,855
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,033,002	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.413%, 5/25/2036	3,841,763
		TOTAL	23,364,669
		Manufactured Housing – 0.1%
598,017		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	604,257
		Other – 1.4%
358,339	[1]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	359,220
4,143,055	[1]	Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.418%, 3/27/2024	3,903,210
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.654%, 2/15/2014	5,007,454
3,066,874	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,076,244
		TOTAL	12,346,128
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $303,720,743)	303,276,314
		Collateralized Mortgage Obligations – 6.9%
		Commercial Mortgage – 1.5%
940,944		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	950,274
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,242,075
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,820,465
727,318		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	746,705
1,043,035		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	47,570
2,500,000	[4]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,594,894
		TOTAL	13,401,983
		Fannie Mae – 0.5%
970,969	[1]	Fannie Mae REMIC 2009-63 FB, 0.763%, 8/25/2039	972,152
Annual Shareholder Report
14

Principal Amount or Shares			Value
$3,082,516	[1]	Fannie Mae REMIC 2009-69 F, 1.113%, 4/25/2037	3,108,260
		TOTAL	4,080,412
		Federal Home Loan Mortgage Corporation – 1.8%
4,260		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,500
65,775		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	69,304
94,180		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	98,712
113,772		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	122,933
110,663		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	119,373
30,682		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	30,646
1,116,223	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.604%, 2/15/2018	1,124,628
228,170		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	236,406
269,681		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	273,450
245,942		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	252,946
38,331		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	38,649
338,710		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	360,248
1,035,193	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.714%, 2/15/2034	1,030,296
5,729,261	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.654%, 7/15/2036	5,679,594
2,663,666	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.004%, 7/15/2036	2,671,037
3,203,807	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.164%, 7/15/2037	3,239,305
246,697	[4]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	264,081
		TOTAL	15,616,108
		Federal National Mortgage Association – 1.3%
196,894		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	225,276
4,590		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,117
110,373		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	121,106
104,351	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	112,363
Annual Shareholder Report
15

Principal Amount or Shares			Value
$7,255	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	7,481
28,944		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	31,109
83,882		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	87,220
672,779		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	742,616
81,604		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	87,277
367,160	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.763%, 9/25/2032	369,922
107,767		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	109,675
108,589	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.613%, 9/25/2032	108,649
189,464		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	190,667
2,977,267	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.693%, 6/25/2036	2,961,674
304,560		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	309,936
2,862,455	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.263%, 6/25/2037	2,892,682
2,753,617	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.063%, 5/25/2039	2,746,837
123,430		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	127,966
216,645		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	240,982
153,687		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	171,462
		TOTAL	11,650,017
		Non-Agency Mortgage – 1.8%
653,669	[4]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	639,815
39,594	[4]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.180%, 3/25/2033	33,604
189,909	[2,4]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.633%, 2/3/2029	58,872
1,165,079	[4]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,179,667
311,050		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	317,414
Annual Shareholder Report
16

Principal Amount or Shares			Value
$114,825		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	120,684
150,736	[2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	97,978
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.533%, 2/25/2037	236,977
189,077		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	191,954
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.453%, 7/15/2042	4,755,966
539,799	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.049%, 9/25/2034	455,523
235,843		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	254,360
28,720	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.122%, 1/28/2027	22,976
5,000,000	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	5,000,406
496,265		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	548,927
1,236,640	[1]	Washington Mutual 2006-AR15, Class 1A, 1.303%, 11/25/2046	773,750
1,285,929	[1]	Washington Mutual 2006-AR17, Class 1A, 1.283%, 12/25/2046	706,868
127,917	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.322%, 7/25/2034	124,928
		TOTAL	15,520,669
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,754,908)	60,269,189
		Corporate Bonds – 26.5%
		Basic Industry — Chemicals – 0.5%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,057,966
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,354,929
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,072,745
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,077,010
		TOTAL	4,562,650
		Basic Industry — Metals & Mining – 0.7%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,199,857
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,071,459
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,027,518
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,242,298
		TOTAL	6,541,132
		Capital Goods — Aerospace & Defense – 0.8%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,009,582
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,615,385
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,265,045
Annual Shareholder Report
17

Principal Amount or Shares			Value
$375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	396,495
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,099,217
		TOTAL	7,385,724
		Capital Goods — Diversified Manufacturing – 1.1%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.379%, 11/1/2012	2,457,721
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,225,729
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,083,972
3,310,000		Tyco International Finance SA, Company Guarantee, 6.375%, 10/15/2011	3,545,025
		TOTAL	9,312,447
		Communications — Media & Cable – 0.6%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,111,734
1,750,000		Comcast Corp., Note, 6.75%, 1/30/2011	1,823,746
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,154,918
		TOTAL	5,090,398
		Communications — Media Noncable – 0.4%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,766,482
1,750,000	[1]	Reed Elsevier, Inc., Floating Rate Note, 0.587%, 6/15/2010	1,750,417
		TOTAL	3,516,899
		Communications — Telecom Wireless – 0.8%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	514,683
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,382,966
3,000,000	[2,3]	SBA Tower Trust, (Series 144A), 4.254%, 4/15/2015	3,080,123
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	993,715
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,085,821
		TOTAL	7,057,308
		Communications — Telecom Wirelines – 1.0%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,090,726
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,157,152
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,618,500
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,114,960
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	507,349
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,604
		TOTAL	8,581,291
		Consumer Cyclical — Automotive – 0.8%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,395,544
Annual Shareholder Report
18

Principal Amount or Shares			Value
$500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	515,110
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,233,826
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	2,036,702
		TOTAL	7,181,182
		Consumer Cyclical — Entertainment – 0.2%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,058,946
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	547,434
		TOTAL	1,606,380
		Consumer Cyclical — Retailers – 0.7%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,391,854
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,076,159
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	712,559
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,078,471
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,028,008
		TOTAL	6,287,051
		Consumer Non-Cyclical — Food/Beverage – 2.2%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,152,988
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,697,243
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,168,727
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,811,437
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	707,401
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,645,482
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,599,186
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,059,473
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,521,849
1,425,000	[2,3]	Miller Brewing Co., Note, (Series 144A), 5.50%, 8/15/2013	1,551,941
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,050,294
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,317,955
		TOTAL	19,283,976
		Consumer Non-Cyclical — Health Care – 0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	490,934
1,544,000		Boston Scientific Corp., Sr. Unsecd. Note, 4.25%, 1/12/2011	1,564,859
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	794,429
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,014,633
		TOTAL	3,864,855
Annual Shareholder Report
19

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Pharmaceuticals – 0.3%
$1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,606,902
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,325,701
		TOTAL	2,932,603
		Consumer Non-Cyclical — Products – 0.8%
2,000,000		Clorox Co., 6.125%, 2/1/2011	2,072,655
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,338,496
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,033,280
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,080,673
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,097,910
		TOTAL	6,623,014
		Consumer Non-Cyclical — Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,257,801
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	762,343
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,846,078
		TOTAL	3,866,222
		Consumer Non-Cyclical — Tobacco – 0.2%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,444,739
		Energy — Independent – 0.9%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,777,487
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,347,616
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,384,864
		TOTAL	7,509,967
		Energy — Integrated – 0.5%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,174,970
500,100	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	515,566
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,033,151
		TOTAL	4,723,687
		Energy — Oil Field Services – 0.4%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,359,119
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,159,186
		TOTAL	3,518,305
		Energy — Refining – 0.2%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,634,164
		Financial Institution — Banking – 4.5%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,776,278
1,000,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	1,042,547
Annual Shareholder Report
20

Principal Amount or Shares			Value
$1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	987,839
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,573,317
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,057,688
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,106,292
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,544,180
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,050,977
2,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	2,125,900
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,095,221
2,000,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	2,174,311
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,048,538
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,042,811
2,500,000		Morgan Stanley, Sr. Unsecd. Note, (Series MTN), 5.625%, 1/9/2012	2,655,247
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,654,173
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,072,335
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,283,503
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,094,218
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,120,884
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,490,502
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,106,737
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	1,003,690
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,421,845
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,531,261
		TOTAL	39,060,294
		Financial Institution — Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,795,380
		Financial Institution — Finance Noncaptive – 1.3%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,369,068
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,142,093
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,352,809
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,357,324
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	357,055
3,000,000		HSBC Finance Corp., Note, 6.75%, 5/15/2011	3,165,584
		TOTAL	11,743,933
		Financial Institution — Insurance — Health – 0.4%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	525,433
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,939,313
Annual Shareholder Report
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Principal Amount or Shares			Value
$1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.213%, 7/15/2027	602,500
		TOTAL	3,067,246
		Financial Institution — Insurance — Life – 0.4%
1,500,000	[2,3]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,513,267
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,065,932
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	827,932
		TOTAL	3,407,131
		Financial Institution — Insurance — P&C – 0.3%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,187,040
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,237,500
		TOTAL	2,424,540
		Financial Institution — REITs – 0.9%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,862,443
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,313,119
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,445,532
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,146,654
		TOTAL	7,767,748
		Technology – 0.7%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,556,813
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,352,466
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,056,065
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,069,939
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,364,383
		TOTAL	6,399,666
		Transportation — Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,808,376
		Utility — Diversified – 0.3%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,201,283
		Utility — Electric – 2.2%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,078,482
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,045,078
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	504,672
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,109,508
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,008,928
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Principal Amount or Shares			Value
$2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,072,012
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,548,385
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,282,698
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,269,660
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,206,459
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,515,314
1,500,000	[2,3]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	1,506,553
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	2,015,141
		TOTAL	19,162,890
		Utility — Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	3,002,152
		Utility — Natural Gas Pipelines – 0.6%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,291,442
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,085,692
		TOTAL	5,377,134
		TOTAL CORPORATE BONDS (IDENTIFIED COST $226,750,621)	232,741,767
		GOVERNMENT AGENCIES – 2.0%
		Federal Home Loan Mortgage Corporation – 2.0%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,375,844
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,207,574
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,016,253)	17,583,418
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
32,520		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	36,012
43,031		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	47,387
181,895		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	194,275
664		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	669
11,045		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	11,641
32,821		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	35,832
		TOTAL	325,816
		Federal National Mortgage Association – 0.1%
158,587		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	162,185
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Principal Amount or Shares			Value
$20,069		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	21,581
35,530		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	38,672
127,742		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	140,021
		TOTAL	362,459
		Government National Mortgage Association – 0.0%
67,680		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	74,006
12,302		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	13,754
3,390		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	3,443
		TOTAL	91,203
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $747,248)	779,478
		U.S. Treasury – 10.0%
43,680,400		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	47,137,293
30,000,000	[6]	United States Treasury Note, 1.00%, 3/31/2012	30,043,899
10,000,000	[6]	United States Treasury Note, 2.50%, 3/31/2015	10,051,562
		TOTAL U.S. TREASURY (IDENTIFIED COST $86,289,807)	87,232,754
		MUTUAL FUNDS – 18.9%;7
682,527		Emerging Markets Fixed Income Core Fund	17,191,570
3,411,824		Federated Mortgage Core Portfolio	34,493,538
1,015,020		Federated Project and Trade Finance Core Fund	10,079,144
4,102,574		High Yield Bond Portfolio	26,543,655
77,974,554	[8]	Prime Value Obligations Fund, Institutional Shares, 0.18%	77,974,554
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $162,807,630)	166,282,461
Annual Shareholder Report
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Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 4.7%
$40,939,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2045 and market value of those underlying securities was $2,060,002,898. (purchased with proceeds from securities lending collateral) (AT COST)	40,939,000
	TOTAL INVESTMENTS — 104.6% (IDENTIFIED COST $908,860,157)[9]	917,090,519
	OTHER ASSETS AND LIABILITIES - NET — (4.6)%[1][0]	(39,979,329)
	TOTAL NET ASSETS — 100%	$877,111,190

At April 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$175,079

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $107,299,470, which represented 12.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $107,052,128, which represented 12.2% of total net assets.
4	Denotes available rate and WAC coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $909,039,373.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

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25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,986,138	$ —	$7,986,138
Asset-Backed Securities	—	303,242,731	33,583	303,276,314
Collateralized Mortgage Obligations	—	60,269,189	—	60,269,189
Corporate Bonds	—	232,741,767	—	232,741,767
Government Agencies	—	17,583,418	—	17,583,418
Mortgage-Backed Securities	—	779,478	—	779,478
U.S. Treasury	—	87,232,754	—	87,232,754
Mutual Funds	166,282,461	—	—	166,282,461
Repurchase Agreement		40,939,000		40,939,000
TOTAL SECURITIES	$166,282,461	$750,774,475	$33,583	$917,090,519
OTHER FINANCIAL INSTRUMENTS**	$ —	$175,079	$ —	$175,079
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.
Annual Shareholder Report
26

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Asset-Backed Securities
Balance as of May 1, 2009	$32,354
Change in unrealized depreciation	1,229
Balance as of April 30, 2010	$33,583
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2010.	$1,229

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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27

Statement of Assets and Liabilities

April 30, 2010

Assets:
Total investments in securities, at value including $166,282,461 of investments in affiliated issuers (Note 5) and $40,095,461 of securities loaned (identified cost $908,860,157)		$917,090,519
Income receivable		4,541,196
Receivable for investments sold		4,817
Receivable for shares sold		1,719,667
Receivable for foreign exchange contracts		175,079
TOTAL ASSETS		923,531,278
Liabilities:
Payable for investments purchased	$2,533,943
Payable for shares redeemed	2,417,648
Payable for collateral due to broker for securities lending	40,939,000
Income distribution payable	250,489
Payable for Directors'/Trustees' fees	134
Payable for distribution services fee (Note 5)	51,558
Payable for shareholder services fee (Note 5)	167,303
Accrued expenses	60,013
TOTAL LIABILITIES		46,420,088
Net assets for 102,508,712 shares outstanding		$877,111,190
Net Assets Consist of:
Paid-in capital		$903,084,431
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		8,405,426
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(34,310,469)
Distributions in excess of net investment income		(68,198)
TOTAL NET ASSETS		$877,111,190
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($402,258,589 ÷ 47,013,482 shares outstanding), no par value, unlimited shares authorized	$8.56
Institutional Service Shares:
Net asset value per share ($266,638,368 ÷ 31,161,445 shares outstanding), no par value, unlimited shares authorized	$8.56
Class Y Shares:
Net asset value per share ($114,144,698 ÷ 13,340,097 shares outstanding), no par value, unlimited shares authorized	$8.56
Class A Shares:
Net asset value per share ($94,069,535 ÷ 10,993,688 shares outstanding), no par value, unlimited shares authorized	$8.56
Offering price per share (100/99.00 of $8.56)	$8.65
Redemption proceeds per share	$8.56

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended April 30, 2010

Investment Income:
Interest (including income on securities loaned of $92)		$13,363,556
Dividends received from affiliated issuers (Note 5)		2,165,096
Investment income allocated from affiliated partnership (Note 5)		359,664
TOTAL INCOME		15,888,316
Expenses:
Investment adviser fee (Note 5)	$1,844,288
Administrative personnel and services fee (Note 5)	358,422
Custodian fees	28,660
Transfer and dividend disbursing agent fees and expenses	187,167
Directors'/Trustees' fees	2,886
Auditing fees	23,531
Legal fees	4,158
Portfolio accounting fees	151,536
Distribution services fee — Institutional Service Shares (Note 5)	90,686
Distribution services fee — Class A Shares (Note 5)	285,136
Shareholder services fee — Institutional Shares (Note 5)	441,670
Shareholder services fee — Institutional Service Shares (Note 5)	146,173
Shareholder services fee — Class A Shares (Note 5)	142,568
Account administration fee — Institutional Shares	2,901
Account administration fee — Institutional Service Shares	3,654
Share registration costs	84,098
Printing and postage	77,325
Insurance premiums	5,039
Miscellaneous	3,261
TOTAL EXPENSES	3,883,159
Annual Shareholder Report
30

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,126,504)
Waiver of administrative personnel and services fee	(7,546)
Waiver of distribution services fee — Institutional Service Shares	(30,212)
Waiver of distribution services fee — Class A Shares	(5,703)
TOTAL WAIVERS AND REIMBURSEMENT		$(1,169,965)
Net expenses			$2,713,194
Net investment income			13,175,122
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,788,315
Net realized gain on investments allocated from affiliated partnership (Note 5)			29,797
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			19,394,824
Net realized and unrealized gain on investments and foreign currency transactions			21,212,936
Change in net assets resulting from operations			$34,388,058

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended April 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,175,122	$10,032,798
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	1,818,112	564,390
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	19,394,824	(5,681,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,388,058	4,915,740
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,148,310)	(7,170,351)
Institutional Service Shares	(1,576,239)	(1,045,391)
Class Y Shares	(1,796,329)	(509,368)
Class A Shares	(1,296,319)	(1,503,418)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,817,197)	(10,228,528)
Share Transactions:
Proceeds from sale of shares	703,567,313	135,973,859
Net asset value of shares issued to shareholders in payment of distributions declared	10,251,000	7,350,234
Cost of shares redeemed	(156,226,950)	(97,254,924)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	557,591,363	46,069,169
Change in net assets	579,162,224	40,756,381
Net Assets:
Beginning of period	297,948,966	257,192,585
End of period (including distributions in excess of net investment income of $(68,198) and $(101,508), respectively)	$877,111,190	$297,948,966

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report
33

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (“loss”) on swap contracts on the Statement of Operations.

At April 30, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

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At April 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$40,095,461	$40,939,000
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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$43,483	$33,933
C-BASS ABS LLC (Series 1999-3), Class B1, 6.633%, 2/3/2029	7/9/1999	$155,459	$58,872
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$151,725	$97,978
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$33,583
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.122%, 1/28/2027	2/4/1998-2/5/1998	$63,962	$22,976
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$175,079	—	$ —
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$175,079

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,931,659	$260,834,394	7,296,056	$58,898,504
Shares issued to shareholders in payment of distributions declared	759,823	6,423,019	586,096	4,722,373
Shares redeemed	(6,446,614)	(54,383,750)	(7,354,596)	(59,111,898)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,244,868	$212,873,663	527,556	$4,508,979
Year Ended April 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,712,920	$244,528,439	7,678,541	$61,737,693
Shares issued to shareholders in payment of distributions declared	169,809	1,431,945	110,604	890,874
Shares redeemed	(5,531,900)	(46,367,909)	(2,806,464)	(22,526,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	23,350,829	$199,592,475	4,982,681	$40,102,340
Year Ended April 30	2010		2009
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	15,376,398	$129,618,445	284,954	$2,283,792
Shares issued to shareholders in payment of distributions declared	144,307	1,221,002	51,039	411,286
Shares redeemed	(3,667,919)	(31,076,274)	(390,257)	(3,126,078)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	11,852,786	$99,763,173	(54,264)	$(431,000)
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Year Ended April 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,099,543	$68,586,035	1,624,636	$13,053,870
Shares issued to shareholders in payment of distributions declared	139,160	1,175,034	164,510	1,325,701
Shares redeemed	(2,916,728)	(24,399,017)	(1,549,304)	(12,490,721)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,321,975	$45,362,052	239,842	$1,888,850
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	65,770,458	$557,591,363	5,695,815	$46,069,169

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to expiration of capital loss carryforwards and differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,586,382)	$(324,615)	$6,910,997

Net investment income (“loss”), net realized gains (“losses”), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$12,817,197	$10,228,528

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$106,881
Net unrealized appreciation	$8,051,131
Capital loss carryforwards	$(34,131,253)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership basis adjustments.

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At April 30, 2010, the cost of investments for federal tax purposes was $909,039,373. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $8,051,146. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,554,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,503,830.

At April 30, 2010, the Fund had a capital loss carryforward of $34,131,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109

The Fund used capital loss carryforwards of $1,793,969 to offset taxable capital gains realized during the year ended April 30, 2010. Additionally, capital loss carryforwards of $6,583,418 expired during the year ended April 30, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the Adviser voluntarily waived $1,068,773 of its fee.

Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses or the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,546 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, FSC voluntarily waived $35,915 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2010, FSC retained $197,677 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2010, FSC retained $1,938 of sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2010, FSSC received $80,215 of fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2010, the Adviser reimbursed $57,731. Transactions with the affiliated companies during the year ended April 30, 2010, were as follows:

Affiliates	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	682,527	—	682,527	$17,191,570	$359,664
Federated Mortgage Core Portfolio	1,259,421	2,152,403	—	3,411,824	34,493,538	717,804
Federated Project and Trade Finance Core Fund	—	1,015,020	—	1,015,020	10,079,144	61,435
High Yield Bond Portfolio	1,084,711	3,017,863	—	4,102,574	26,543,655	1,218,258
Prime Value Obligations Fund, Institutional Shares	50,943,965	566,183,524	539,152,935	77,974,554	77,974,554	167,599
TOTAL OF AFFILIATED TRANSACTIONS	53,288,097	573,051,337	539,152,935	87,186,499	$166,282,461	$2,524,760
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2010, were as follows:

Purchases	$531,314,386
Sales	$101,461,885

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (“United States”). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustees and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised seven portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustees oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report
49

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report
51

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Annual Shareholder Report

52

Evaluation and Approval of Advisory Contract - May 2009

Federated Short-Term Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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53

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
54

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
55

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
56

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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57

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

32957 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.25	0.33	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.17)	(0.12)	0.09	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.16	0.26	0.46	0.23
Less Distributions:
Distributions from net investment income	(0.25)	(0.34)	(0.38)	(0.37)	(0.30)
Net Asset Value, End of Period	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	8.67%	1.99%	3.12%[2]	5.67%	2.75%
Ratios to Average Net Assets:
Net expenses	0.51%	0.52%	0.52%	0.51%	0.51%
Net investment income	2.94%	4.09%	4.51%	4.42%	3.60%
Expense waiver/reimbursement[3]	0.25%	0.33%	0.35%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$402,259	$176,546	$175,985	$151,537	$132,698
Portfolio turnover	38%	53%	45%	28%	43%
1	Based on net asset value.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.23	0.32	0.36	0.35	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.18)	(0.12)	0.10	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.68	0.14	0.24	0.45	0.22
Less Distributions:
Distributions from net investment income	(0.23)	(0.32)	(0.36)	(0.36)	(0.29)
Net Asset Value, End of Period	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	8.46%	1.80%	2.92%	5.47%	2.64%[2]
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.62%
Net investment income	2.75%	3.88%	4.32%	4.22%	3.44%
Expense waiver/reimbursement[3]	0.30%	0.38%	0.38%	0.34%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$266,638	$63,342	$23,430	$16,304	$15,962
Portfolio turnover	38%	53%	45%	28%	43%
1	Based on net asset value.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.09% on the total return.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.26	0.34	0.39	0.38	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.17)	(0.12)	0.10	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.17	0.27	0.48	0.24
Less Distributions:
Distributions from net investment income	(0.26)	(0.35)	(0.39)	(0.39)	(0.31)
Net Asset Value, End of Period	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	8.84%	2.16%	3.28%	5.83%	2.91%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.04%	4.26%	4.67%	4.57%	3.76%
Expense waiver/reimbursement[2]	0.25%	0.33%	0.34%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,145	$12,062	$12,772	$53,417	$53,757
Portfolio turnover	38%	53%	45%	28%	43%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,023.20	$2.56
Institutional Service Shares	$1,000	$1,022.20	$3.51
Class Y Shares	$1,000	$1,024.00	$1.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.56
Institutional Service Shares	$1,000	$1,021.32	$3.51
Class Y Shares	$1,000	$1,023.06	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.51%
Institutional Service Shares	0.70%
Class Y Shares	0.35%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period was 8.84% for Class Y Shares, 8.67% for Institutional Shares and 8.46% for Institutional Service Shares. The total return of the Fund's blended benchmark, the 0-3 Year Composite Index (0-3C)1 was 9.58%. Performance of the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index, a broad based market securities index, was 12.81% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the Fund's performance relative to the 0-3C were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) the selection of individual securities within the portfolio.

For purposes of the following, the discussion will focus on the performance of the Fund's Class Y Shares. The 8.84% total return of the Class Y Shares for the reporting period consisted of 3.29% dividends, and 5.55% appreciation in the net asset value of the shares.

1	The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

MARKET OVERVIEW

The Fund's fiscal year reflected the general healing which occurred in the U.S. credit markets. The trend of spread tightening, which had begun in the second half of the prior period, continued virtually unabated throughout the fiscal year just completed. The combination of government support programs like TALF (term asset-backed securities loan facility) and the Treasury and mortgage buyback programs helped stabilize financial markets, while corporate entities restored their balance sheets through retrenchment and debt reduction. All of this had a salutary effect on spread levels, particularly in the corporate credit market, but also for various types of securitized debt. The non-agency mortgage market recovered to a limited extent in terms of price, though it is fair to say this market remained “wounded,” with virtually zero new issuance. All of the aforementioned improvements in market tone allowed for positive price action on securities held in the portfolio, which contributed to solid absolute and relative performance.

Sector

The Fund made no wholesale changes in sector allocation over the reporting period. The corporate debt allocation was raised from a slight underweight to an overweight position early in the period, while the overweight position in structured credit was maintained for the entire period. Positions in Treasury securities were underweighted over the entire period, though the allocation was raised to a less underweight position late in the period. The underweight to mortgage securities was also maintained for the duration of the period, with only a few well-structured new issue securities added to the non-agency mortgage position along with the replacement of amortizing, agency mortgage-backed securities (MBS).2 The underweights in Treasury and agency MBS helped performance, as these two sectors of the 0-3C underperformed the credit sensitive sectors and corporate and asset-backed securities. On the other hand, the Fund's positions in Treasury and agency MBS performed less well than those segments of the composite, leading to overall underperformance vis-à-vis the 0-3C.

Security Selection

Price recoveries in credit segments of the market helped the Fund's absolute return, and there were a number of specific securities which contributed to the Fund's outcome over the period under review. Two subordinate credit card asset-backed securities, two bank floating rate notes and two non-agency mortgage bonds each added more than 10 basis points of security specific alpha relative to the 0-3C.

2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Term Income Fund (Institutional Shares) (the “Fund”) from April 30, 2000 to April 30, 2010, compared to the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index (BAML1-3STC),2 the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4

Average Annual Total Returns for the Period Ended 4/30/2010
1 Year	8.67%
5 Years	4.41%
10 Years	4.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Term Income Fund (Institutional Service Shares) (the “Fund”) from April 30, 2000 to April 30, 2010, compared to the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index (BAML1-3STC),2 the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA) ..4

Average Annual Total Returns for the Period Ended 4/30/2010
1 Year	8.46%
5 Years	4.23%
10 Years	4.04%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,0001 in Federated Short-Term Income Fund (Class Y Shares) (the “Fund”) from August 26, 2004 (start of performance) to April 30, 2010, compared to the Bank of America Merrill Lynch 1-3 Year Short-Term Corporate Index (BAML1-3STC),2 the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4

Average Annual Total Returns for the Period Ended 4/30/2010
1 Year	8.84%
5 Years	4.58%
Start of Performance (8/26/2004)	4.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $100,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BAML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	35.1%
Corporate Debt Securities	29.8%
U.S. Treasury and Agency Securities[3]	12.0%
Mortgage-Backed Securities[4]	11.5%
Foreign Debt Securities	1.6%
Trade Finance Agreements	0.5%
Securities Lending Collateral[5]	4.7%
Derivative Contracts[6,7]	0.0%
Cash Equivalents[8]	10.0%
Other Assets and Liabilities — Net[9]	(5.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7	Represents less than 0.1%.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

April 30, 2010

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.9%
		Federal Home Loan Mortgage Corporation – 0.2%
$30,742	[1]	FHLMC ARM 390260, 3.423%, 10/01/2030	31,681
120,567	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	126,087
11,784	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,324
45,560	[1]	FHLMC ARM 606116, 2.666%, 30 Year, 9/1/2019	46,716
1,219,279	[1]	FHLMC ARM 780443, 2.428%, 3/01/2033	1,265,875
51,789	[1]	FHLMC ARM 785167, 2.849%, 12/01/2018	53,055
		TOTAL	1,535,738
		Federal National Mortgage Association – 0.7%
56,366	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	58,947
997,239	[1]	FNMA ARM 544843, 3.419%, 10/01/2027	1,042,894
676,676	[1]	FNMA ARM 544852, 3.611%, 4/01/2028	707,655
762,248	[1]	FNMA ARM 544884, 3.590%, 5/01/2034	797,144
1,312,271	[1]	FNMA ARM 556379, 1.841%, 5/01/2040	1,313,978
305,314	[1]	FNMA ARM 556388, 1.841%, 5/01/2040	305,712
2,132,242	[1]	FNMA ARM 618128, 3.036%, 8/01/2033	2,199,470
		TOTAL	6,425,800
		Government National Mortgage Association – 0.0%
23,814	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	24,600
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,833,947)	7,986,138
		Asset-Backed SecuritIES – 34.6%
		Auto Receivables – 17.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.004%, 1/15/2015	5,009,804
2,615,864	[1]	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.329%, 5/6/2012	2,617,216
2,442,672		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,481,546
9,123,054	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.289%, 10/6/2013	9,009,497
2,025,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,081,879
3,549,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.329%, 4/7/2014	3,485,725
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,810,963
Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	3,997,092
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,120,561
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.404%, 9/15/2014	2,016,271
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,065,483
7,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	7,003,975
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,031,392
3,500,000	[2,3]	Bank of America Auto Trust 2010-1A, Class A2, 0.75%, 6/15/2012	3,500,131
2,241,592	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.264%, 12/15/2012	2,239,464
823,726		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	828,460
5,250,000	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.284%, 4/15/2014	5,188,511
1,676,704	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.764%, 4/16/2012	1,679,471
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,819,232
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,502,187
5,000,000	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	5,002,840
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2006-4, Class B, 0.804%, 6/15/2013	4,875,219
2,211,903	[2,3]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	2,245,646
2,340,741		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,409,952
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,061,877
241,156	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.604%, 6/15/2012	241,227
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,805,267
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,026,224
120,187		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	120,775
1,893,598	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.754%, 4/16/2012	1,910,649
7,000,000	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	7,174,509
2,735,187		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,830,316
478,562		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	494,490
563,879		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	572,837
95,412		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	95,571
544,672		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	551,784
2,500,000	[2,3]	MMCA Automoble Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,498,250
2,000,000	[2,3]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	2,011,880
Annual Shareholder Report

Principal Amount or Shares			Value
$1,150,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,156,022
7,000,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	6,980,925
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.506%, 6/17/2013	3,447,500
1,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.506%, 6/17/2013	1,708,438
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.763%, 1/26/2015	3,794,188
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,548,062
322,331		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	323,949
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.404%, 1/15/2015	2,262,840
4,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	4,058,687
1,828,681		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,865,073
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,017,602
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,136,842
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,015,386
743,524		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	754,284
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,535,231
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,036,992
541,309		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	545,943
1,522,814	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.554%, 10/15/2012	1,531,831
		TOTAL	154,137,968
		Credit Card – 10.4%
1,250,000	[1]	American Express Credit Account Master Trust 2005-5A, Class A, 0.294%, 2/15/2013	1,250,501
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.404%, 8/15/2013	3,737,995
4,250,000	[1]	American Express Credit Account Master Trust 2007-6, Class B, 0.354%, 1/15/2013	4,249,721
2,000,000	[1,2,3]	American Express Credit Account Master Trust 2007-6, Class C, 0.534%, 1/15/2013	1,999,028
5,000,000	[1]	American Express Issuance Trust 2005-1, Class C, 0.584%, 8/15/2011	4,986,571
Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.454%, 9/15/2011	1,000,867
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,173,691
4,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.544%, 6/15/2014	3,913,294
3,200,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	3,253,263
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,003,324
2,460,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	2,480,800
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.354%, 10/15/2012	3,494,972
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,040,026
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.569%, 10/7/2013	4,959,217
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.904%, 7/15/2013	5,451,994
4,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	4,179,391
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.869%, 11/7/2014	2,574,945
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,477,144
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,491,515
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.644%, 12/16/2013	3,475,059
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.034%, 7/15/2013	2,979,770
5,000,000	[1]	MBNA Credit Card Master Note Trust 2005-C1, Class C, 0.664%, 10/15/2012	5,000,853
3,250,000		MBNA Master Credit Card Trust 2000-E, Class B, 8.15%, 10/15/2012	3,258,333
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,215,333
3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.304%, 8/15/2012	2,997,805
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.444%, 8/15/2012	997,832
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.294%, 3/15/2013	997,286
Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.054%, 5/15/2013	1,515,438
		TOTAL	91,155,968
		Equipment Lease – 2.5%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.154%, 12/15/2014	1,022,000
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,016,279
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,042,292
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,068,984
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,513,394
7,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	7,004,375
		TOTAL	21,667,324
		Home Equity Loan – 2.6%
43,503	[2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	33,933
1,421,772	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.622%, 7/25/2035	1,362,062
596,849	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.352%, 9/25/2036	564,251
2,849,226	[1]	Carrington Mortgage Loan Trust, Class A2, 0.363%, 5/25/2036	2,808,163
1,065,818	[1]	Citigroup Mortgage Loan Trust Inc. 2006-FX1, Class A1, 0.363%, 10/25/2036	1,060,334
18,865	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.734%, 1/15/2028	12,687
896,412	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.506%, 9/20/2023	474,951
110,880	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.523%, 11/25/2036	86,938
1,296,871	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.633%, 3/25/2034	1,262,682
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,367,289
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.943%, 11/25/2034	622,739
328,248	[2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	33,583
249,853		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	240,147
1,407,217	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,200,985
328,990	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.435%, 7/25/2035	324,777
194,714	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.593%, 3/25/2034	138,803
Annual Shareholder Report

Principal Amount or Shares			Value
$1,140,985	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.373%, 7/25/2036	1,138,517
4,483,497	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.383%, 1/25/2037	4,408,161
640,537	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	614,049
1,875,992	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.433%, 2/25/2036	1,767,855
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,033,002	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.413%, 5/25/2036	3,841,763
		TOTAL	23,364,669
		Manufactured Housing – 0.1%
598,017		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	604,257
		Other – 1.4%
358,339	[1]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	359,220
4,143,055	[1]	Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.418%, 3/27/2024	3,903,210
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.654%, 2/15/2014	5,007,454
3,066,874	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,076,244
		TOTAL	12,346,128
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $303,720,743)	303,276,314
		Collateralized Mortgage Obligations – 6.9%
		Commercial Mortgage – 1.5%
940,944		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	950,274
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,242,075
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,820,465
727,318		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	746,705
1,043,035		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	47,570
2,500,000	[4]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,594,894
		TOTAL	13,401,983
		Fannie Mae – 0.5%
970,969	[1]	Fannie Mae REMIC 2009-63 FB, 0.763%, 8/25/2039	972,152
Annual Shareholder Report

Principal Amount or Shares			Value
$3,082,516	[1]	Fannie Mae REMIC 2009-69 F, 1.113%, 4/25/2037	3,108,260
		TOTAL	4,080,412
		Federal Home Loan Mortgage Corporation – 1.8%
4,260		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,500
65,775		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	69,304
94,180		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	98,712
113,772		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	122,933
110,663		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	119,373
30,682		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	30,646
1,116,223	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.604%, 2/15/2018	1,124,628
228,170		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	236,406
269,681		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	273,450
245,942		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	252,946
38,331		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	38,649
338,710		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	360,248
1,035,193	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.714%, 2/15/2034	1,030,296
5,729,261	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.654%, 7/15/2036	5,679,594
2,663,666	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.004%, 7/15/2036	2,671,037
3,203,807	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.164%, 7/15/2037	3,239,305
246,697	[4]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	264,081
		TOTAL	15,616,108
		Federal National Mortgage Association – 1.3%
196,894		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	225,276
4,590		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,117
110,373		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	121,106
104,351	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	112,363
Annual Shareholder Report

Principal Amount or Shares			Value
$7,255	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	7,481
28,944		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	31,109
83,882		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	87,220
672,779		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	742,616
81,604		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	87,277
367,160	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.763%, 9/25/2032	369,922
107,767		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	109,675
108,589	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.613%, 9/25/2032	108,649
189,464		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	190,667
2,977,267	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.693%, 6/25/2036	2,961,674
304,560		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	309,936
2,862,455	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.263%, 6/25/2037	2,892,682
2,753,617	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.063%, 5/25/2039	2,746,837
123,430		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	127,966
216,645		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	240,982
153,687		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	171,462
		TOTAL	11,650,017
		Non-Agency Mortgage – 1.8%
653,669	[4]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	639,815
39,594	[4]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.180%, 3/25/2033	33,604
189,909	[2,4]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.633%, 2/3/2029	58,872
1,165,079	[4]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,179,667
311,050		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	317,414
Annual Shareholder Report

Principal Amount or Shares			Value
$114,825		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	120,684
150,736	[2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	97,978
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.533%, 2/25/2037	236,977
189,077		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	191,954
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.453%, 7/15/2042	4,755,966
539,799	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.049%, 9/25/2034	455,523
235,843		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	254,360
28,720	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.122%, 1/28/2027	22,976
5,000,000	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	5,000,406
496,265		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	548,927
1,236,640	[1]	Washington Mutual 2006-AR15, Class 1A, 1.303%, 11/25/2046	773,750
1,285,929	[1]	Washington Mutual 2006-AR17, Class 1A, 1.283%, 12/25/2046	706,868
127,917	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.322%, 7/25/2034	124,928
		TOTAL	15,520,669
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,754,908)	60,269,189
		Corporate Bonds – 26.5%
		Basic Industry — Chemicals – 0.5%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,057,966
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,354,929
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,072,745
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,077,010
		TOTAL	4,562,650
		Basic Industry — Metals & Mining – 0.7%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,199,857
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,071,459
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,027,518
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,242,298
		TOTAL	6,541,132
		Capital Goods — Aerospace & Defense – 0.8%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,009,582
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,615,385
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,265,045
Annual Shareholder Report

Principal Amount or Shares			Value
$375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	396,495
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,099,217
		TOTAL	7,385,724
		Capital Goods — Diversified Manufacturing – 1.1%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.379%, 11/1/2012	2,457,721
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,225,729
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,083,972
3,310,000		Tyco International Finance SA, Company Guarantee, 6.375%, 10/15/2011	3,545,025
		TOTAL	9,312,447
		Communications — Media & Cable – 0.6%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,111,734
1,750,000		Comcast Corp., Note, 6.75%, 1/30/2011	1,823,746
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,154,918
		TOTAL	5,090,398
		Communications — Media Noncable – 0.4%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,766,482
1,750,000	[1]	Reed Elsevier, Inc., Floating Rate Note, 0.587%, 6/15/2010	1,750,417
		TOTAL	3,516,899
		Communications — Telecom Wireless – 0.8%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	514,683
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,382,966
3,000,000	[2,3]	SBA Tower Trust, (Series 144A), 4.254%, 4/15/2015	3,080,123
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	993,715
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,085,821
		TOTAL	7,057,308
		Communications — Telecom Wirelines – 1.0%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,090,726
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,157,152
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,618,500
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,114,960
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	507,349
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,604
		TOTAL	8,581,291
		Consumer Cyclical — Automotive – 0.8%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,395,544
Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	515,110
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,233,826
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	2,036,702
		TOTAL	7,181,182
		Consumer Cyclical — Entertainment – 0.2%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,058,946
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	547,434
		TOTAL	1,606,380
		Consumer Cyclical — Retailers – 0.7%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,391,854
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,076,159
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	712,559
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,078,471
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,028,008
		TOTAL	6,287,051
		Consumer Non-Cyclical — Food/Beverage – 2.2%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,152,988
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,697,243
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,168,727
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,811,437
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	707,401
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,645,482
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,599,186
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,059,473
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,521,849
1,425,000	[2,3]	Miller Brewing Co., Note, (Series 144A), 5.50%, 8/15/2013	1,551,941
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,050,294
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,317,955
		TOTAL	19,283,976
		Consumer Non-Cyclical — Health Care – 0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	490,934
1,544,000		Boston Scientific Corp., Sr. Unsecd. Note, 4.25%, 1/12/2011	1,564,859
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	794,429
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,014,633
		TOTAL	3,864,855
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Pharmaceuticals – 0.3%
$1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,606,902
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,325,701
		TOTAL	2,932,603
		Consumer Non-Cyclical — Products – 0.8%
2,000,000		Clorox Co., 6.125%, 2/1/2011	2,072,655
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,338,496
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,033,280
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,080,673
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,097,910
		TOTAL	6,623,014
		Consumer Non-Cyclical — Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,257,801
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	762,343
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,846,078
		TOTAL	3,866,222
		Consumer Non-Cyclical — Tobacco – 0.2%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,444,739
		Energy — Independent – 0.9%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,777,487
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,347,616
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,384,864
		TOTAL	7,509,967
		Energy — Integrated – 0.5%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,174,970
500,100	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	515,566
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,033,151
		TOTAL	4,723,687
		Energy — Oil Field Services – 0.4%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,359,119
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,159,186
		TOTAL	3,518,305
		Energy — Refining – 0.2%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,634,164
		Financial Institution — Banking – 4.5%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,776,278
1,000,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	1,042,547
Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	987,839
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,573,317
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,057,688
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,106,292
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,544,180
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,050,977
2,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	2,125,900
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,095,221
2,000,000		JPMorgan Chase & Co., 5.375%, 10/1/2012	2,174,311
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,048,538
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,042,811
2,500,000		Morgan Stanley, Sr. Unsecd. Note, (Series MTN), 5.625%, 1/9/2012	2,655,247
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,654,173
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,072,335
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,283,503
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,094,218
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,120,884
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,490,502
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,106,737
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	1,003,690
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,421,845
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,531,261
		TOTAL	39,060,294
		Financial Institution — Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,795,380
		Financial Institution — Finance Noncaptive – 1.3%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,369,068
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,142,093
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,352,809
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,357,324
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	357,055
3,000,000		HSBC Finance Corp., Note, 6.75%, 5/15/2011	3,165,584
		TOTAL	11,743,933
		Financial Institution — Insurance — Health – 0.4%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	525,433
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,939,313
Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.213%, 7/15/2027	602,500
		TOTAL	3,067,246
		Financial Institution — Insurance — Life – 0.4%
1,500,000	[2,3]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,513,267
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,065,932
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	827,932
		TOTAL	3,407,131
		Financial Institution — Insurance — P&C – 0.3%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,187,040
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,237,500
		TOTAL	2,424,540
		Financial Institution — REITs – 0.9%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,862,443
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,313,119
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,445,532
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,146,654
		TOTAL	7,767,748
		Technology – 0.7%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,556,813
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,352,466
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,056,065
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,069,939
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,364,383
		TOTAL	6,399,666
		Transportation — Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,808,376
		Utility — Diversified – 0.3%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,201,283
		Utility — Electric – 2.2%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,078,482
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,045,078
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	504,672
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,109,508
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,008,928
Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,072,012
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,548,385
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,282,698
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,269,660
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,206,459
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,515,314
1,500,000	[2,3]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	1,506,553
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	2,015,141
		TOTAL	19,162,890
		Utility — Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	3,002,152
		Utility — Natural Gas Pipelines – 0.6%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,291,442
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,085,692
		TOTAL	5,377,134
		TOTAL CORPORATE BONDS (IDENTIFIED COST $226,750,621)	232,741,767
		GOVERNMENT AGENCIES – 2.0%
		Federal Home Loan Mortgage Corporation – 2.0%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,375,844
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,207,574
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,016,253)	17,583,418
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
32,520		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	36,012
43,031		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	47,387
181,895		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	194,275
664		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	669
11,045		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	11,641
32,821		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	35,832
		TOTAL	325,816
		Federal National Mortgage Association – 0.1%
158,587		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	162,185
Annual Shareholder Report

Principal Amount or Shares			Value
$20,069		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	21,581
35,530		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	38,672
127,742		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	140,021
		TOTAL	362,459
		Government National Mortgage Association – 0.0%
67,680		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	74,006
12,302		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	13,754
3,390		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	3,443
		TOTAL	91,203
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $747,248)	779,478
		U.S. Treasury – 10.0%
43,680,400		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	47,137,293
30,000,000	[6]	United States Treasury Note, 1.00%, 3/31/2012	30,043,899
10,000,000	[6]	United States Treasury Note, 2.50%, 3/31/2015	10,051,562
		TOTAL U.S. TREASURY (IDENTIFIED COST $86,289,807)	87,232,754
		MUTUAL FUNDS – 18.9%;7
682,527		Emerging Markets Fixed Income Core Fund	17,191,570
3,411,824		Federated Mortgage Core Portfolio	34,493,538
1,015,020		Federated Project and Trade Finance Core Fund	10,079,144
4,102,574		High Yield Bond Portfolio	26,543,655
77,974,554	[8]	Prime Value Obligations Fund, Institutional Shares, 0.18%	77,974,554
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $162,807,630)	166,282,461
Annual Shareholder Report

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 4.7%
$40,939,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2045 and market value of those underlying securities was $2,060,002,898. (purchased with proceeds from securities lending collateral) (AT COST)	40,939,000
	TOTAL INVESTMENTS — 104.6% (IDENTIFIED COST $908,860,157)[9]	917,090,519
	OTHER ASSETS AND LIABILITIES - NET — (4.6)%[1][0]	(39,979,329)
	TOTAL NET ASSETS — 100%	$877,111,190

At April 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$175,079

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $107,299,470, which represented 12.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $107,052,128, which represented 12.2% of total net assets.
4	Denotes available rate and WAC coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $909,039,373.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,986,138	$ —	$7,986,138
Asset-Backed Securities	—	303,242,731	33,583	303,276,314
Collateralized Mortgage Obligations	—	60,269,189	—	60,269,189
Corporate Bonds	—	232,741,767	—	232,741,767
Government Agencies	—	17,583,418	—	17,583,418
Mortgage-Backed Securities	—	779,478	—	779,478
U.S. Treasury	—	87,232,754	—	87,232,754
Mutual Funds	166,282,461	—	—	166,282,461
Repurchase Agreement		40,939,000		40,939,000
TOTAL SECURITIES	$166,282,461	$750,774,475	$33,583	$917,090,519
OTHER FINANCIAL INSTRUMENTS**	$ —	$175,079	$ —	$175,079
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Asset-Backed Securities
Balance as of May 1, 2009	$32,354
Change in unrealized depreciation	1,229
Balance as of April 30, 2010	$33,583
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2010.	$1,229

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2010

Assets:
Total investments in securities, at value including $166,282,461 of investments in affiliated issuers (Note 5) and $40,095,461 of securities loaned (identified cost $908,860,157)		$917,090,519
Income receivable		4,541,196
Receivable for investments sold		4,817
Receivable for shares sold		1,719,667
Receivable for foreign exchange contracts		175,079
TOTAL ASSETS		923,531,278
Liabilities:
Payable for investments purchased	$2,533,943
Payable for shares redeemed	2,417,648
Payable for collateral due to broker for securities lending	40,939,000
Income distribution payable	250,489
Payable for Directors'/Trustees' fees	134
Payable for distribution services fee (Note 5)	51,558
Payable for shareholder services fee (Note 5)	167,303
Accrued expenses	60,013
TOTAL LIABILITIES		46,420,088
Net assets for 102,508,712 shares outstanding		$877,111,190
Net Assets Consist of:
Paid-in capital		$903,084,431
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		8,405,426
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(34,310,469)
Distributions in excess of net investment income		(68,198)
TOTAL NET ASSETS		$877,111,190
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($402,258,589 ÷ 47,013,482 shares outstanding), no par value, unlimited shares authorized	$8.56
Institutional Service Shares:
Net asset value per share ($266,638,368 ÷ 31,161,445 shares outstanding), no par value, unlimited shares authorized	$8.56
Class Y Shares:
Net asset value per share ($114,144,698 ÷ 13,340,097 shares outstanding), no par value, unlimited shares authorized	$8.56
Class A Shares:
Net asset value per share ($94,069,535 ÷ 10,993,688 shares outstanding), no par value, unlimited shares authorized	$8.56
Offering price per share (100/99.00 of $8.56)	$8.65
Redemption proceeds per share	$8.56

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended April 30, 2010

Investment Income:
Interest (including income on securities loaned of $92)		$13,363,556
Dividends received from affiliated issuers (Note 5)		2,165,096
Investment income allocated from affiliated partnership (Note 5)		359,664
TOTAL INCOME		15,888,316
Expenses:
Investment adviser fee (Note 5)	$1,844,288
Administrative personnel and services fee (Note 5)	358,422
Custodian fees	28,660
Transfer and dividend disbursing agent fees and expenses	187,167
Directors'/Trustees' fees	2,886
Auditing fees	23,531
Legal fees	4,158
Portfolio accounting fees	151,536
Distribution services fee — Institutional Service Shares (Note 5)	90,686
Distribution services fee — Class A Shares (Note 5)	285,136
Shareholder services fee — Institutional Shares (Note 5)	441,670
Shareholder services fee — Institutional Service Shares (Note 5)	146,173
Shareholder services fee — Class A Shares (Note 5)	142,568
Account administration fee — Institutional Shares	2,901
Account administration fee — Institutional Service Shares	3,654
Share registration costs	84,098
Printing and postage	77,325
Insurance premiums	5,039
Miscellaneous	3,261
TOTAL EXPENSES	3,883,159
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,126,504)
Waiver of administrative personnel and services fee	(7,546)
Waiver of distribution services fee — Institutional Service Shares	(30,212)
Waiver of distribution services fee — Class A Shares	(5,703)
TOTAL WAIVERS AND REIMBURSEMENT		$(1,169,965)
Net expenses			$2,713,194
Net investment income			13,175,122
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,788,315
Net realized gain on investments allocated from affiliated partnership (Note 5)			29,797
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			19,394,824
Net realized and unrealized gain on investments and foreign currency transactions			21,212,936
Change in net assets resulting from operations			$34,388,058

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,175,122	$10,032,798
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	1,818,112	564,390
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	19,394,824	(5,681,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,388,058	4,915,740
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,148,310)	(7,170,351)
Institutional Service Shares	(1,576,239)	(1,045,391)
Class Y Shares	(1,796,329)	(509,368)
Class A Shares	(1,296,319)	(1,503,418)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,817,197)	(10,228,528)
Share Transactions:
Proceeds from sale of shares	703,567,313	135,973,859
Net asset value of shares issued to shareholders in payment of distributions declared	10,251,000	7,350,234
Cost of shares redeemed	(156,226,950)	(97,254,924)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	557,591,363	46,069,169
Change in net assets	579,162,224	40,756,381
Net Assets:
Beginning of period	297,948,966	257,192,585
End of period (including distributions in excess of net investment income of $(68,198) and $(101,508), respectively)	$877,111,190	$297,948,966

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

April 30, 2010

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Annual Shareholder Report

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (“loss”) on swap contracts on the Statement of Operations.

At April 30, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Shareholder Report

At April 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$40,095,461	$40,939,000
Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$43,483	$33,933
C-BASS ABS LLC (Series 1999-3), Class B1, 6.633%, 2/3/2029	7/9/1999	$155,459	$58,872
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$151,725	$97,978
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$33,583
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.122%, 1/28/2027	2/4/1998-2/5/1998	$63,962	$22,976
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$175,079	—	$ —
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$175,079

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,931,659	$260,834,394	7,296,056	$58,898,504
Shares issued to shareholders in payment of distributions declared	759,823	6,423,019	586,096	4,722,373
Shares redeemed	(6,446,614)	(54,383,750)	(7,354,596)	(59,111,898)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,244,868	$212,873,663	527,556	$4,508,979
Year Ended April 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,712,920	$244,528,439	7,678,541	$61,737,693
Shares issued to shareholders in payment of distributions declared	169,809	1,431,945	110,604	890,874
Shares redeemed	(5,531,900)	(46,367,909)	(2,806,464)	(22,526,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	23,350,829	$199,592,475	4,982,681	$40,102,340
Year Ended April 30	2010		2009
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	15,376,398	$129,618,445	284,954	$2,283,792
Shares issued to shareholders in payment of distributions declared	144,307	1,221,002	51,039	411,286
Shares redeemed	(3,667,919)	(31,076,274)	(390,257)	(3,126,078)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	11,852,786	$99,763,173	(54,264)	$(431,000)
Annual Shareholder Report

Year Ended April 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,099,543	$68,586,035	1,624,636	$13,053,870
Shares issued to shareholders in payment of distributions declared	139,160	1,175,034	164,510	1,325,701
Shares redeemed	(2,916,728)	(24,399,017)	(1,549,304)	(12,490,721)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,321,975	$45,362,052	239,842	$1,888,850
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	65,770,458	$557,591,363	5,695,815	$46,069,169

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to expiration of capital loss carryforwards and differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,586,382)	$(324,615)	$6,910,997

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$12,817,197	$10,228,528

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$106,881
Net unrealized appreciation	$8,051,131
Capital loss carryforwards	$(34,131,253)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership basis adjustments.

Annual Shareholder Report

At April 30, 2010, the cost of investments for federal tax purposes was $909,039,373. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $8,051,146. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,554,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,503,830.

At April 30, 2010, the Fund had a capital loss carryforward of $34,131,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109

The Fund used capital loss carryforwards of $1,793,969 to offset taxable capital gains realized during the year ended April 30, 2010. Additionally, capital loss carryforwards of $6,583,418 expired during the year ended April 30, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the Adviser voluntarily waived $1,068,773 of its fee.

Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses or the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Annual Shareholder Report

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,546 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2010, FSC voluntarily waived $35,915 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2010, FSC retained $197,677 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2010, FSC retained $1,938 of sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2010, FSSC received $80,215 of fees paid by the Fund.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2010, the Adviser reimbursed $57,731. Transactions with the affiliated companies during the year ended April 30, 2010, were as follows:

Affiliates	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	682,527	—	682,527	$17,191,570	$359,664
Federated Mortgage Core Portfolio	1,259,421	2,152,403	—	3,411,824	34,493,538	717,804
Federated Project and Trade Finance Core Fund	—	1,015,020	—	1,015,020	10,079,144	61,435
High Yield Bond Portfolio	1,084,711	3,017,863	—	4,102,574	26,543,655	1,218,258
Prime Value Obligations Fund, Institutional Shares	50,943,965	566,183,524	539,152,935	77,974,554	77,974,554	167,599
TOTAL OF AFFILIATED TRANSACTIONS	53,288,097	573,051,337	539,152,935	87,186,499	$166,282,461	$2,524,760
Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2010, were as follows:

Purchases	$531,314,386
Sales	$101,461,885

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the year ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (“United States”). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustees and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised seven portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustees oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Short-Term Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

28528 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $187,500

Fiscal year ended 2009 - $174,200

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $156

Fiscal year ended 2009 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,805 respectively.  Fiscal year ended 2009- Audit consent fee for N-14 merger document.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $54,143 and $24,206 respectively. Fiscal year ended 2010- Fees related to technical assistance and valuation matters for fund acquisitions and service fee for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2009- Fees related to technical assistance and valuation matters for fund acquisitions, service fee for analysis of potential Passive Foreign Investment Company holdings and discussions related to accounting for REMICs.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $481,731

Fiscal year ended 2009 - $251,342

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2010